Interests in associates - Summarized balance sheets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interests in associates
Current assets	€ 7,922,744	€ 8,701,411
Non-current assets	25,643,835	25,228,397
Current liabilities	5,660,060	6,111,590
Non-current liabilities	12,138,006	12,991,683
Vifor Fresenius Medical Care Renal Pharma Ltd.
Interests in associates
Current assets	914,502	465,450
Non-current assets	518,589	627,391
Current liabilities	480,640	166,262
Non-current liabilities	34,116	33,074
Net assets	€ 918,335	€ 893,505	€ 1,200,525